Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Of Financial Position [Abstract]
Equity shares, par value	$ 0.000625	$ 0.000625
Equity shares, issued	41,040,028	25,996,932
Equity shares, outstanding	41,040,028	25,996,932	25,915,956